Key Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Key Management
Salaries and short-term employee	$ 5,440	$ 4,726
Share-based compensation	5,757	4,073
Cost recoveries from associates	(330)	(579)
Total Compensation	$ 10,867	$ 8,220